CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 1,732	$ 1,150
Restricted cash	1,464	1,380
Trade receivables (net of allowance for doubtful accounts of $65 at December 31, 2019 and 2018)	499	604
Other accounts receivable and prepaid expenses (Note 3)	236	101
Assets of discontinued operations (Note 1b)	172	187
Total current assets	4,103	3,422
SEVERANCE PAY FUND	653	541
PROPERTY AND EQUIPMENT, NET (Note 4)	62	60
OTHER ASSETS:
Intangible assets, net (Note 2i)		21
Goodwill	3,225	3,479
Total other assets	3,225	3,500
Total assets	8,043	7,523
CURRENT LIABILITIES:
Trade payables	149	164
Deferred revenues	962	1,053
Accrued expenses and other liabilities (Note 5)	2,317	2,394
Liabilities of discontinued operations (Note 1b)	516	606
Total current liabilities	3,944	4,217
LONG-TERM LIABILITIES:
Accrued severance pay	831	722
Deferred tax liability (Note 7)	163	181
Total long-term liabilities	994	903
COMMITMENTS AND CONTINGENT LIABILITIES (Note 6)
SHAREHOLDERS' EQUITY (Note 9):
Share capital - Ordinary shares of NIS 0.03 par value: Authorized: 17,000,000 shares at December 31, 2019 and 2018; Issued: 3,614,208 and 3,296,123 shares at December 31, 2019 and 2018, respectively; Outstanding: 3,612,408 and 3,294,323 shares at December 31, 2019 and 2018, respectively	30	27
Preferred Shares of NIS 0.03 par value: Authorized: 3,000,000 shares at December 31, 2019 and 2018; Issued and Outstanding: 2,008,772 and 1,315,789 shares at December 31, 2019 and 2018, respectively	16	10
Additional paid-in capital	30,635	29,807
Treasury shares at cost (1,800 Ordinary shares at December 31, 2019 and 2018)	(29)	(29)
Accumulated deficit	(27,547)	(27,412)
Total shareholders' equity	3,105	2,403
Total liabilities and shareholders' equity	$ 8,043	$ 7,523